Subordinated Debt - Obligations Included in Subordinated Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 02, 2017
Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Interest rate	6.30%
Borrowings outstanding	$ 150	$ 150
Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%
Borrowings outstanding	$ 398	398
Subordinated Debt Issued January 30, 2008
Disclosure of detailed information about borrowings [line items]
Interest rate	5.59%
Borrowings outstanding	$ 0	400
Subordinated Debt Issued March 2, 2012
Disclosure of detailed information about borrowings [line items]
Interest rate			4.38%
Borrowings outstanding	$ 0	0	$ 800
Subordinated Debt Issued May 13, 2014
Disclosure of detailed information about borrowings [line items]
Interest rate	2.77%
Borrowings outstanding	$ 250	249
Subordinated Debt Issued September 25, 2015
Disclosure of detailed information about borrowings [line items]
Interest rate	2.60%
Borrowings outstanding	$ 499	498
Subordinated Debt Issued February 19, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate	3.10%
Borrowings outstanding	$ 349	349
Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate	3.05%
Borrowings outstanding	$ 995	995
Subordinated Debt Issued November 23, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	2.75%
Borrowings outstanding	$ 398	398
Subordinated Debt
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	3,039	3,437
Fair value of borrowings outstanding	3,129	3,583
Interest expense on subordinated debt	$ 105	$ 122
Government of Canada Bond Yield | Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.16%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.00%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued May 13, 2014
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.75%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued September 25, 2015
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.43%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued February 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.20%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.85%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 23, 2017
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.74%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.25%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.52%